Post-employment benefits for associates (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	$ 133	$ 47
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(4,443)	(3,916)
Current service cost	(422)	(437)
Net interest expense	(99)	(101)
Administrative expenses	(27)	(29)
Past service cost and settlements	231	(4)
Remeasurements	1,397	(667)
Currency translation effects	(229)	139
Novartis Group contributions	579	542
Effect of acquisitions, divestments or transfers	19	30
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	(30)
Net liability at end of period	(3,024)	(4,443)
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	133	47
Accrued benefit liability	(3,157)	(4,490)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(1,005)	(960)
Current service cost	(34)	(35)
Net interest expense	(39)	(42)
Past service cost and settlements	10
Remeasurements	76	12
Currency translation effects	(5)	(7)
Novartis Group contributions	43	27
Effect of acquisitions, divestments or transfers	1
Net liability at end of period	(953)	(1,005)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued benefit liability	$ (953)	$ (1,005)